Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
Segments summarized financial information

	Port Terminal Business Segment for the Year Ended December 31, 2015	Cabotage Business Segment for the Year Ended December 31, 2015	Barge Business Segment for the Year Ended December 31, 2015	Unallocated interest	Total
Time charter, voyage and port terminal revenues	$ 42,382	$ 63,345	$ 105,974	$ —	$ 211,701
Sales of products	39,347	—	—	—	39,347
Time charter, voyage and port terminal expenses	(11,784)	(2,659)	(19,121)	—	(33,564)
Direct vessel expenses	—	(41,831)	(32,915)	—	(74,746)
Cost of products sold	(36,811)	—	—	—	(36,811)
Depreciation of vessels, port terminals and other fixed assets	(3,431)	(4,645)	(16,070)	—	(24,146)
Amortization of intangible assets	(1,006)	—	(2,817)	—	(3,823)
Amortization of deferred drydock and special survey costs	—	(4,810)	(2,470)	—	(7,280)
General and administrative expenses	(2,661)	(1,128)	(10,219)	—	(14,008)
Recovery of losses on accounts receivable	—	—	52	—	52
Taxes other than income taxes	—	(5,600)	(6,376)	—	(11,976)
Interest expense and finance cost, net	(1,088)	(5,273)	(16,982)	(3,739)	(27,082)
Interest income	250	—	319	—	569
Foreign exchange differences. net	(638)	679	178	—	219
Other income, net	72	(450)	613	—	235

Income/(loss) before income taxes	24,632	(2,372)	166	(3,739)	18,687
Income tax benefit/(expense)	—	(785)	4,336	—	3,551

Net income/(loss)	$ 24,632	$ (3,157)	$ 4,502	$ (3,739)	$ 22,238

	Port Terminal Business Segment for the Year Ended December 31, 2014	Cabotage Business Segment for the Year Ended December 31, 2014	Barge Business Segment for the Year Ended December 31, 2014	Unallocated interest	Total
Time charter, voyage and port terminal revenues	$ 39,687	$ 59,720	$ 109,100	$ —	$ 208,507
Sales of products	60,267	—	—	—	60,267
Time charter, voyage and port terminal expenses	(11,158)	(1,938)	(34,557)	—	(47,653)
Direct vessel expenses	—	(32,672)	(39,515)	—	(72,187)
Cost of products sold	(58,011)	—	—	—	(58,011)
Depreciation of vessels, port terminals and other fixed assets	(3,385)	(2,606)	(15,273)	—	(21,264)
Amortization of intangible assets	(987)	—	(2,835)	—	(3,822)
Amortization of deferred drydock and special survey costs	—	(3,000)	(2,838)	—	(5,838)
General and administrative expenses	(2,459)	(858)	(11,447)	—	(14,764)
Provision for losses on accounts receivable	—	(158)	(390)	—	(548)
Taxes other than income taxes	—	(6,090)	(3,185)	—	(9,275)
Loss on bond extinguishment	—	(5,000)	(22,281)	—	(27,281)
Interest expense and finance cost, net	(1,329)	(5,537)	(18,038)	(2,933)	(27,837)
Interest income	48	—	243	—	291
Foreign exchange differences. net	(120)	802	812	—	1,494
Other income, net	456	—	485	—	941

Income/(loss) before income taxes	23,009	2,663	(39,719)	(2,933)	(16,980)
Income tax benefit/(expense)	168	(2,025)	2,133	—	276

Net income/(loss)	$ 23,177	$ 638	$ (37,586)	$ (2,933)	$ (16,704)

	Port Terminal Business Segment for the Year Ended December 31, 2013	Cabotage Business Segment for the Year Ended December 31, 2013	Barge Business Segment for the Year Ended December 31, 2013	Unallocated interest	Total
Time charter, voyage and port terminal revenues	$ 39,189	$ 54,337	$ 97,208	$ —	$ 190,734
Sales of products	46,350	—	—	—	46,350
Time charter, voyage and port terminal expenses	(10,654)	(1,871)	(29,903)	—	(42,428)
Direct vessel expenses	—	(34,499)	(38,214)	—	(72,713)
Cost of products sold	(42,760)	—	—	—	(42,760)
Depreciation of vessels, port terminals and other fixed assets	(2,853)	(2,655)	(14,047)	—	(19,555)
Amortization of intangible assets	(983)	—	(2,816)	—	(3,799)
Amortization of deferred drydock and special survey costs	—	(2,188)	(1,204)	—	(3,392)
General and administrative expenses	(2,097)	(898)	(11,622)	—	(14,617)
Provision for losses on accounts receivable	—	(123)	(444)	—	(567)
Taxes other than income taxes	(234)	(4,847)	(2,831)	—	(7,912)
Gain on sale of assets	18	—	—	—	18
Interest expense and finance cost, net	—	(6,504)	(16,375)	(2,269)	(25,148)
Interest income	75	—	144	—	219
Foreign exchange differences, net	(339)	692	61	—	414
Other income, net	8	—	422	—	430

Income/(loss) before income taxes and noncontrolling interest	25,720	1,444	(19,621)	(2,269)	5,274
Income tax benefit/(expense)	1,587	(1,218)	4,185	—	4,554

Net income/(loss)	27,307	226	(15,436)	(2,269)	9,828
Less: Net income attributable to the noncontrolling interest	—	—	(112)	—	(112)

Net income/(loss) attributable to Navios Logistics' stockholders	$ 27,307	$ 226	$ (15,548)	$ (2,269)	$ 9,716